Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000130748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000130748 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000130748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000130748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130748 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130748 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000130748 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130748 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130748 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130748 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000130748 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130748 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130748 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000130748 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130748 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130748 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130748 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000130749 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130749 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000130749 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000130749 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000130749 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130749 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130749 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000130749 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130749 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130749 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130749 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000130749 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130749 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130749 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000130749 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130749 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130749 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130749 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000130750 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130750 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000130750 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000130750 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000130750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130750 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130750 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000130750 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130750 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130750 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130750 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000130750 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130750 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130750 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000130750 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130750 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130750 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130750 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000130751 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130751 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000130751 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000130751 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000130751 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130751 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130751 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000130751 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130751 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130751 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130751 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000130751 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130751 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130751 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000130751 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130751 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130751 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130751 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)